Note 13 - Sensitivity Analysis by Type of Instrument (Detail) - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Positive fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities		€ 267	[1]	€ 287
Commercial mortgage-backed securities		18	[1]	9
Mortgage and other asset-backed securities		13	[1]	20
Corporate, sovereign and other debt securities		236	[1]	259
Equity securities		94	[1]	83
Derivatives [Abstract]
Credit		163	[1]	283
Equity		105	[1]	257
Interest related		409	[1]	306
Foreign exchange		34	[1]	37
Other		98	[1]	93
Loans [Abstract]
Loans		570	[1]	483
Other		0	[1]	0
Total		1,739	[1]	1,829
Negative fair value movement from using reasonable possible alternatives [Member]
Securities:
Debt securities	[1]	256		201	[2]
Commercial mortgage-backed securities	[1]	15		22
Mortgage and other asset-backed securities	[1]	9		12
Corporate, sovereign and other debt securities	[1]	233		167	[2]
Equity securities	[1]	65		57	[2]
Derivatives [Abstract]
Credit	[1]	109		185
Equity	[1]	100		238
Interest related	[1]	232		266
Foreign exchange	[1]	31		32
Other	[1]	82		82
Loans [Abstract]
Loans	[1]	340		306
Other	[1]	0		0
Total	[1]	€ 1,215		€ 1,367

[1]	[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
[2]	Reassessment of trades have resulted a reclassification in Positive and Negative fair value movement from using reasonable possible alternatives in ‘Corporate, sovereign and other debt securities’ from ‘Equity securities’.